AIRPORT TAXES AND FEES	12 Months Ended
Dec. 31, 2025
Airport taxes and fees abstract [Abstract]
AIRPORT TAXES AND FEES	AIRPORT TAXES AND FEES
23.1Accounting policies
The amounts payable in airport taxes and fees are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange variations.
23.2Breakdown of airport taxes and fees

	December 31,
Description	2025	2024

Tax transaction	926,051	916,690
Airport fees	351,591	212,125
Boarding tax	294,441	231,913
Other taxes	38,554	16,691

	1,610,637	1,377,419

Current	899,605	584,739
Non-current	711,032	792,680